Other Expense, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Expense, Net [Abstract]
Schedule of Other Expense and Income Categories in Consolidated Statements of Operations and Comprehensive (Loss) Income

The following table presents a breakdown of our other expense and income categories that were presented on a net basis within our consolidated statements of operations and comprehensive (loss) income.

	2024	2023	2022
Foreign currency exchange (gain) loss	$(1,972,531)	$2,295,582	$(5,509,581)
Adjustment to indemnification obligation	(531,991)	324,907	(252,949)
Interest expense	122,778	–	–
Forgiveness of accrued interest	–	–	(1,414,406)
Loss on deconsolidation of VIEs	–	–	11,501,952
Other expense	79,051	180,796	(1,455,619)
Other expense, net	$(2,302,693)	$2,801,285	$2,869,397

Schedule of Other Expense, Net
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Equity offering cost	$10,976,693	$—	$10,976,693	$—
Foreign currency exchange loss	5,740,232	1,590,689	5,843,939	2,037,358
Indemnification obligation adjustment	—	25,314	—	(531,949)
Interest expense	1,516,978	10,046	1,875,552	10,046
Other income	(353,737)	(209,061)	(205,636)	(71,975)
Provision for unexpected credit losses	(220,370)	—	258,665	—
Total	$17,659,796	$1,416,988	$18,749,213	$1,443,480